FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Highlights
                                              SIX MONTHS
                                                 ENDED
                                                JANUARY
                                                31,2001       YEAR ENDED
                                              (UNAUDITED)    JULY 31, 2000a/
                                             -----------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period            $10.05         $10.00
                                             -----------------------------

Income from investment operations:
  Net investment income                            .465           .288
  Net realized and unrealized gains (losses)      (.040)          .050
                                             -----------------------------
Total from investment operations                   .425           .338
                                             -----------------------------

Less distributions from net investment income     (.465)         (.288)
                                             -----------------------------
Net asset value, end of period                  $10.01         $10.05

Total return/b                                    4.31%          3.42%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)              $117,604        $37,370
Ratios to average net assets:
  Expenses                                        0.66% c        1.00% c
  Expenses excluding waiver and payments by       1.10% c        2.27% c
  affiliate
  Net investment income                           9.32% c        8.62% c
Portfolio turnover rate                           8.84%         11.10%


a/For the period March 24, 2000 (effective date) to July 31, 2000. b/Total return is not annualized for periods less than one year.
c/Annualized




           See notes to financial statements.





FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2001 (UNAUDITED)

                                                        PRINCIPAL
                                                        AMOUNT          VALUE
-------------------------------------------------------------------------------

a/ SENIOR FLOATING RATE INTERESTS 92.2%
AUTO PARTS: O.E.M. 3.7%
Dayco Products LLC, Term Loan B, 9.83 - 10.07%,
5/31/07                                                 $991,346        $956,649
SPX Corp.,
 Term Loan B, 8.87%, 12/31/06                            742,500         744,820
 Term Loan C, 8.12%, 12/31/07                          1,000,000       1,007,500
Tenneco Automotive,
 Term Loan B, 10.26%, 11/04/07                           950,952         814,491
 Term Loan C, 10.51%, 5/04/08                            950,952         814,491
                                                                     -----------
                                                                       4,337,951
                                                                     -----------

BOOKS/MAGAZINES 1.7%
Advanstar Communications, Term Loan B, 9.14%,          2,000,000       2,001,876
10/11/07                                                             -----------

BROADCASTING 7.6%
Benedek Broadcasting Corp., Term Loan B, 8.85 -        3,000,000       2,966,250
8.88%, 11/20/07
Citadel Communications Corp., Term Loan B, 9.56%,      2,000,000       2,004,062
3/31/07
Emmis Communications Corp., Term Loan B, 9.43%,        2,000,000       2,005,312
8/31/09
Entravision Communications Corp., Term Loan B,         2,000,000       2,020,000
11.75%, 12/31/08                                                     -----------
                                                                       8,995,624
                                                                     -----------
BUILDING MATERIALS .0%
Magnatrax, Term Loan B, 10.38%, 11/15/05                 473,239        460,225
                                                                     -----------

BUILDING PRODUCTS .8%
Tapco International,
Term Loan B, 9.69 - 9.89%, 7/23/07                       497,475         493,744
Term Loan C, 9.88%, 7/23/08                              497,475         493,744
                                                                     -----------
                                                                         987,488
                                                                     -----------

CABLE TELEVISION 8.9%
Century Cable (Adelphia),
 Discretionary Term Loan, 9.19%, 12/31/09              1,000,000         998,214
 Term Loan, 9.30%, 6/30/09                             1,000,000         997,240
Charter Communications CCVIII, Term Loan B, 9.15       3,000,000       2,999,766
- 9.52%, 2/02/08
Charter Communications Operating LLC, Term Loan        1,000,000         999,500
B, 8.18%, 3/18/08
Insight Midwest Holdings, Term Loan, 8.68%,            2,000,000       2,005,834
12/31/09
Pegasus Media & Communications, Term Loan B,             500,000         500,104
9.37%, 4/30/05
UPC Distribution Holdings BV, Term Loan B,             2,000,000       1,963,334
10.74%, 3/31/09                                                      -----------
                                                                      10,463,992
                                                                     -----------

CASINOS/GAMBLING 3.8%
Ameristar Casinos Inc.,
 Term Loan B, 9.75%, 12/20/06                          1,076,923       1,080,962
 Term Loan C, 10.00%, 12/20/07                           923,077         926,538
Autotote Corp., Term Loan B, 10.56 - 11.00%,             997,500         960,094
9/30/07
Boyd Gaming Corp., Term Loan B, 8.18 - 9.47%,            997,500         995,006
6/15/03
Isle of Capri,
 Term Loan B, 9.87 - 10.05%, 3/02/06                     265,333         266,287
 Term Loan C, 9.97%, 3/02/07                             231,583         232,416
                                                                     -----------
                                                                       4,461,303
                                                                     -----------

CELLULAR TELEPHONE 3.8%
Centennial Cellular Operating Co. LLC, Term Loan         496,217         497,078
B, 9.75%, 5/31/07
Dobson Operating Co., Term Loan B, 8.72%, 12/31/07       495,000         491,700
Nextel Communications Inc.,
 Term Loan B, 9.86%,1/29/08                              250,000         250,745
 Term Loan C, 10.43%,7/29/08                             250,000         250,745
 Term Loan D, 9.81%, 3/31/09                           1,000,000         993,438
Voicestream Holding LLC, Term Loan B, 8.77 -           2,000,000       1,987,044
9..62%,6/30/09                                                       -----------
                                                                       4,470,750
                                                                     -----------

CONSUMER SPECIALTIES .4%
Jostens Inc., Term Loan B, 10.26%, 5/31/08               483,838         485,691
                                                                     -----------
CONSUMER SUNDRIES .8%
Scotts Co., Term Loan B, 10.75%, 12/31/07              1,000,000       1,006,625

CONTAINERS/PACKAGING 4.9%
Graham Packaging Co., Term Loan D, 9.87 - 10.06%,      1,753,810       1,723,716
1/31/07
Impress Metal, Term Loan G, 9.45 - 9.87%, 12/31/0      2,000,000       2,007,500
Interpool Inc., Term Loan, 7.75%, 10/24/02               997,500       1,002,488
US Can Corp., Term Loan B, 10.12 - 10.26%,               998,611       1,003,604
10/04/08                                                             -----------
                                                                       5,737,308

DIVERSIFIED COMMERCIAL SERVICES 1.3%
Iron Mountain Inc., Term Loan B, 11.25%, 2/28/06         499,375         503,510
Travelcenters of America Inc., Term Loan B,            1,000,000       1,007,292
10.03%, 11/14/08                                                     -----------
                                                                       1,510,802
                                                                     -----------

DIVERSIFIED MANUFACTURING 4.1%
Global Energy Equipment Group, Term Loan B,            1,891,473       1,900,930
9.72%, 7/28/08
Metaldyne, Term Loan B, 9.68%, 11/28/08                1,000,000         997,500
Superior Telecom Inc., Term Loan B, 10.62%,              994,544         902,238
11/27/05
Yuasa Capital Inc., Term Loan B, 9.34%, 11/09/08       1,000,000       1,005,000
                                                                     -----------
                                                                       4,805,668
                                                                     -----------

ELECTRICAL COMPONENTS 1.7%
Seagate Technology Holdings Inc., Term Loan B,         2,000,000       1,996,876
8.75%, 11/22/06                                                      -----------

ELECTRICAL UTILITIES: SOUTH 2.5%
AES Texas Funding III, Term Loan, 8.68%, 3/31/02       3,000,000       2,985,000
                                                                     -----------

ENGINEERING & CONSTRUCTION .8%
Washington Group International Inc., Term Loan B,        995,000         991,580
9.15%, 7/07/07                                                       -----------

ENVIRONMENTAL SERVICES 1.1%
Allied Waste Industries Inc.,
Term Loan B, 9.31 - 9.37%, 7/30/06                       590,986         581,781
Term Loan C, 8.75 - 9.68%, 7/30/07                       709,183         698,137
                                                                      ----------
                                                                       1,279,918
                                                                     -----------

FOOD CHAINS 2.6%
Buffets Inc., Term Loan B, 10.37%, 1/15/07              2,000,000      2,012,916
Pathmark Stores Inc., Term Loan B, 10.62 -                998,333        992,592
10.68%, 6/30/0792                                                    -----------
                                                                       3,005,508
                                                                     -----------

FOREST PRODUCTS .8%
Grant Forest Products Inc., Term Loan B, 9.68%,           997,500        990,019
10/13/08                                                             -----------

HOME BUILDING .9%
Lennar Corp., Term Loan C, 8.43%, 5/02/07                 995,000      1,000,804
                                                                     -----------

HOSPITAL/NURSING MANAGEMENT 2.5%
Healthsouth Corp., TROL I-A, 8.56%, 6/22/03             2,000,000      1,960,000
IASIS Healthcare Corp., Term Loan B, 9.90 -               994,125        997,605
10.87%, 9/30/06                                                      -----------
                                                                       2,957,605
                                                                     -----------

HOTEL/RESORTS 3.4%
Extended Stay America Inc., Term Loan C, 9.22%,         1,000,000      1,004,375
12/31/04
Sunburst Hospitality Corp.,
 Facility Term Loan 1, 9.89%, 1/04/03                     615,385        613,846
 Facility Term Loan 2, 9.89%, 12/21/05                  1,384,615      1,381,154
Wyndham International Inc., Increasing Rate Loan,         949,231        943,409
11.56%, 6/05/03                                                      -----------
                                                                       3,942,409
                                                                     -----------

INDUSTRIAL MACHINERY .9%
Flowserve Corp., Term Loan B, 10.06 - 10.25%,           1,000,000      1,001,667
6/30/08                                                              -----------

MANAGED HEALTH CARE 1.7%
Oxford Health Plans Inc., Term Loan, 8.96%,             2,000,000      2,010,626
6/30/06                                                              -----------

MEDIA CONGLOMERATES 1.7%
Key 3 Media Events Inc., Term Loan B, 9.72%,            1,939,394      1,941,213
6/30/06                                                              -----------

MEDICAL SPECIALTIES 1.7%
Alliance Imaging,
 Term Loan B, 8.87%, 11/02/07                             447,761        441,418
 Term Loan C, 9.12%, 11/02/08                             552,239        544,415
Sybron Dental (KERR), Term Loan B, 11.75%,                500,000        503,125
11/28/07
Sybron Dental (ORMCO), Term Loan B, 11.75%,               500,000        503,125
11/28/07                                                             -----------
                                                                       1,992,083
                                                                     -----------

METAL FABRICATIONS .4%
Mueller Group, Term Loan D, 9.38 - 10.75%, 8/16/07        496,250        499,351
                                                                     -----------

MILITARY/GOVERNMENT/TECHNICAL 2.1%
Titan Corp., Term Loan C, 9.71%, 2/23/07                  496,250        495,630
Veridian Corp., Term Loan, 8.59%, 9/14/06               1,990,000      1,987,513
                                                                     -----------
                                                                       2,483,143
                                                                     -----------
MOVIES/ENTERTAINMENT .6%
Dreamworks Film Trust II, Term Loan B, 8.37%,             300,000        302,156
1/15/09
Fitness Holdings Worldwide, Term Loan B, 10.75%,          424,971        411,797
11/02/06                                                             -----------
                                                                         713,953
                                                                     -----------

NEWSPAPERS 1.7%
Canwest Media Inc.,
 Term Loan B, 10.25%, 5/15/08                           1,230,956      1,230,700
 Term Loan C, 10.50%, 5/15/09                             769,043        768,884
                                                                     -----------
                                                                       1,999,584
                                                                     -----------
NON-U.S. UTILITIES 1.7%
AES EDC Funding II LLC, Term Loan B, 9.62%,             2,000,000      1,990,000
10/06/03                                                             -----------

OTHER TELECOMMUNICATIONS 4.6%
360Networks Inc., Term Loan, 10.24%, 12/15/07           1,000,000        975,833
Exodus Communications Inc., Term Loan B, 9.71 -         1,000,000      1,003,125
10.01%, 10/31/07
Global Crossing Holdings Ltd., Term Loan B,             1,000,000      1,001,736
9.28%, 8/15/06
Time Warner Telecom Inc., Term Loan B, 9.89%,           1,000,000      1,005,000
12/15/07
WCI Capital Corp., Term Loan B, 11.25%, 3/31/07         1,000,000        879,000
XO Communications, Term Loan B, 9.81%, 10/31/05           500,000        494,188
                                                                     -----------
                                                                       5,358,882

PACKAGED FOODS 1.4%
CP Kelco,
 Term Loan B, 9.64%, 3/31/08                              675,000        654,581
 Term Loan C, 9.89%, 9/30/08                              225,000        218,194
Merisant Corp., Term Loan B, 9.72%, 3/30/07               723,796        723,193
                                                                     -----------
                                                                       1,595,968
                                                                     -----------

PAPER 1.1%
Stone Container Corp.,
 Term Loan F, 9.81%, 12/31/05                             560,572        562,674
 Term Loan G, 9.50 - 10.31%, 12/31/06                     412,256        412,856
 Term Loan H, 9.50 - 10.31%, 12/31/06                     354,699        355,216
                                                                     -----------
                                                                       1,330,746
                                                                     -----------

PRINTING/FORMS 1.6%
Mail-Well, Term Loan B, 8.94%, 2/22/07                  1,835,900      1,826,720
                                                                     -----------

RAILROADS 1.1%
Helm Holding Corp., Term Loan B, 10.75%, 10/18/06       1,000,000      1,000,938
Kansas City Southern Railway Co., Term Loan B,            250,000        251,797
8.48%, 1/11/07                                                       -----------
                                                                       1,252,735

RENTAL/LEASING COMPANIES 3.9%
Ashtead Group, Term Loan B, 9.57%, 6/30/07              1,000,000        989,375
(United Kingdom)
NationsRent Inc., Term Loan B, 10.12%, 7/20/06          1,000,000        767,500
Rent-Way Inc., Term Loan B, 11.12%, 9/30/06               994,980        920,356
United Rentals Inc., Term Loan C, 9.07%, 6/30/06        1,992,500      1,916,536
                                                                     -----------
                                                                       4,593,767
                                                                     -----------
SEMICONDUCTORS .8%
Semiconductor Components, Term Loan D, 9.75%,           1,000,000        999,167
8/04/07                                                              -----------

SERVICES TO THE HEALTH INDUSTRY .9%
Advance PCS Inc., Term Loan B, 10.01%, 10/02/07         1,000,000      1,004,063
                                                                     -----------

SPECIALTY CHEMICALS 1.7%
Hercules Inc., Term Loan D, 9.02%, 11/15/05             2,000,000      1,970,000
                                                                     -----------

TELECOMMUNICATIONS EQUIPMENT 1.7%
Crown Castle Operating Co., Term Loan B, 9.39%,         1,000,000      1,004,861
3/15/08
Dynatech Corp., Term Loan B, 9.68%, 9/30/07               988,235        983,541
                                                                     -----------
                                                                       1,988,402
                                                                     -----------
TEXTILES .9%
Collins & Aikman Floorcoverings, Term Loan B,
11.50%, 1/25/08                                         1,000,000      1,005,000
                                                                     -----------

TOBACCO .9%
UST Inc., Term Loan B, 8.43%, 2/16/05                     997,500      1,009,138
                                                                     -----------

WHOLESALE DISTRIBUTORS .8%
Wilmar Industries Inc., Term Loan B, 10.38%,              997,500        996,253
9/29/07                                                              -----------
                                                                     108,437,483
                                                                     -----------
TOTAL  SENIOR  FLOATING  RATE  INTERESTS
(COST  $108,816,202)                                    7,903,953      7,903,953
b/REPURCHASE  AGREEMENT 6.7%
Joint  Repurchase  Agreement,  5.673%,
2/01/01,
(Maturity Value $7,905,199 (COST $7,903,953)
ABN Amro Inc. New York
Banc of America  Securities LLC
Barclays  Capital Inc.
Bear, Stearns & Co. Inc.
Deutsche Bank Securities Inc.
Dresdner Kleinwort Benson North America LLC
J.P.  Morgan  Securities  Inc.
Lehman  Brothers Inc.
Nesbitt Burns Securities Inc.
Paribas Corp.
Societe Generale
UBS Warburg LLC
 Collateralized by U.S.  Treasury Bills,  Notes,
 and Bonds, and U.S. Government  Agency Securities                   -----------
TOTAL INVESTMENTS  (COST  $116,720,155)  98.9%                       116,341,436
OTHER ASSETS, LESS LIABILITIES 1.1%                                    1,262,866
                                                                     -----------
NET ASSETS 100.0%                                                  $ 117,604,302
                                                                     -----------

a/ Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. Bank.

b/Investment is through participation in a joint account with other funds managed by the investment advisor. At January 31, 2001, all repurchase agreements had been entered into on that date.


          See notes to financial statements.




FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2001 (UNAUDITED)

Assets:
   Investments in securities:
    Cost                                             $ 116,720,155
                                                     -------------
    Value                                              116,341,436
   Cash                                                     52,758
   Receivables:
    Investment securities sold                               2,510
    Capital shares sold                                  1,212,897
    Interest                                               958,906
   Offering costs                                            2,662
                                                     -------------
   Total assets                                        118,571,169
                                                     -------------
Liabilities:
    Payables to affiliate                                   47,687
    Distributions to shareholders                          873,785
    Other liabilities                                       45,395
                                                     -------------
   Total liabilities                                       966,867
                                                     -------------
   Net assets, at value                              $ 117,604,302
                                                     -------------
Net assets consist of:
   Net unrealized depreciation                           (378,719)
   Accumulated net realized gain                            60,588
   Capital shares                                      117,922,433
                                                     -------------
   Net assets, at value                              $ 117,604,302
                                                     -------------
   Net asset value per share ($117,604,302 -:-
   11,750,136 shares outstanding)                    $       10.01
                                                     -------------


         See notes to financial statements.




FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)



Investment income:
Interest                                                              $3,834,377
                                                                      ----------
Expenses:
 Management fees (Note 3)                                                307,502
 Administrative fees (Note 3)                                             57,657
 Custodian fees                                                              439
 Professional fees                                                        33,321
 Amortization of offering costs (Note 1)                                   7,984
 Other                                                                    15,620
                                                                      ----------
  Total expenses                                                         422,523
  Expenses waived/paid by affiliate (Note 3)                           (167,567)
                                                                      ----------
   Net expenses                                                          254,956
                                                                      ----------
    Net investment income                                              3,579,421
Realized and unrealized gains (losses):
 Net realized gain from investments                                       56,641
 Net unrealized depreciation on investments                            (503,237)
                                                                      ----------
Net realized and unrealized loss                                       (446,596)
                                                                      ----------
Net increase in net assets resulting from operations                  $3,132,825
                                                                      ----------
                                                                      ----------


                       See notes to financial statements.



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE SIX
MONTHS ENDED JANUARY 31, 2001 (UNAUDITED) AND THE PERIOD ENDED JULY 31, 2000



                                            SIX MONTHS                YEAR/a
                                              ENDED                   ENDED
                                          JANUARY 31, 2001         JULY 31, 2000
                                          --------------------------------------
Increase (decrease) in net assets:
Operations:
Net investment income                     $ $3,579,421              $   659,510
Net realized gain from investments              56,641                    3,947
Net unrealized appreciation(depreciation)     (503,237)                 124,518
on investments                            --------------------------------------
Net increase in net assets resulting         3,132,825                  787,975
from operations
Distributions to shareholders from net      (3,579,421)                 659,510)
investment income
Capital share transactions (Note 2)         80,680,775               37,241,658
                                          --------------------------------------
Net increase in net assets                  80,234,179               37,370,123
Net assets (there is no undistributed
net investment income at beginning or
end of period)
Beginning of period                         37,370,123                         -
                                          --------------------------------------
End of period                             $117,604,302              $37,370,123
                                          --------------------------------------


a/For the period March 24, 2000 (effective date) to July 31, 2000.

                       See notes to financial statements.






FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JANUARY 31, 2001 (UNAUDITED)

Cash flow from operating activities:
 Interest and facility fees received                              $    3,065,283
 Operating expenses paid                                               (242,211)
                                                                  --------------
                                                                  --------------
  Cash provided - operations                                           2,823,072
                                                                  --------------
                                                                  --------------

Cash flow from investing activiities:
 Investment purchases                                               (85,940,762)
 Investment sales & maturities
                                                                       6,099,370
                                                                  --------------
                                                                  --------------
  Cash used - investments                                           (79,841,392)

Cash flow from financing activities:
 Distributions to shareholders                                       (2,930,604)
 Proceeds from net capital shares transactions                        79,985,746
                                                                  --------------
                                                                  --------------
Cash provided - financing                                             77,055,142
                                                                  --------------
                                                                  --------------



Net increase in cash                                                      36,822
Cash at beginning of year                                                 15,936
                                                                  --------------
Cash at ending of period                                          $       52,758
                                                                  --------------
                                                                  --------------


RECONCILIATION OF NET INVESTMENT INCOME TO NET
CASH PROVIDED BY OPERATING ACTIVITIES FOR THE SIX MONTHS ENDED
JANUARY 31, 2001 (UNAUDITED)

Net investment income                                             $    3,579,421
 Adjustments to reconcile net investment income
 to net cash provided by operating activities:
 Amortization income                                                    (29,859)
Amortization of organization Costs                                         7,984
Increase in interest receivable                                        (739,235)
Increase in other liabilities                                              4,761
                                                                  --------------
                                                                  --------------
Cash provided - operations                                        $    2,823,072
                                                                  --------------
                                                                  --------------


     See  notes to financial statements.






FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Trust consists of one series, the Franklin Floating Rate Master Series (the Fund), shares of which are issued in private placements and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. Investment in these securities may be considered illiquid and prompt sale of these securities at an acceptable price may be difficult.

The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. INCOME TAXES:

No provision has been made for income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND
DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discount from securities is amortized on an income tax basis. Facility fees received are recognized as income over the expected term of the loan. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

D. OFFERING COSTS:

Offering costs are amortized on a straight-line basis over twelve months.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.





FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends.

At January 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:


                            Six Months Ended                   Year Ended
                            January 31, 2001                 July 31, 2000/a
                        -------------------------------------------------------
                          Shares         Amount          Shares       Amount
                        -------------------------------------------------------
Shares sold              10,112,405    $101,588,468     3,718,554    37,241,658
Shares redeemed          (2,080,823)    (20,907,693)            -             -
                        -------------------------------------------------------
Net increase              8,031,582    $ 80,680,775     3,718,554    37,241,658

                        -------------------------------------------------------
                        -------------------------------------------------------

a/For the period March 24, 2000 (effective date) through July 31, 2000.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services) and Franklin/Templeton Investor Services, LLC (FTISI), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively and of the Franklin Floating Rate Fund, PLC.

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FTSI based on the net assets of the Fund as follows:

    ANNUALIZED
    FEE RATE   AVERAGE DAILY NET ASSETS
    ----------------------------------------
    .150%      First $200 million
    .135%      Over  $200  million, up to and including $700 million
    .100%      Over  $700  million, up to and including $1.2 billion
    .075%      In excess of $1.2 billion

FT Services and Advisers agreed in advance to waive administrative fees and management fees for the Fund, as noted in the Statement of Operations.

At January 31, 2001, 11,730,136 shares of the Fund were owned by the Franklin Floating Rate Fund, PLC.



FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INCOME TAXES

At January 31, 2001, the unrealized depreciation based on the cost of investments for income tax purposes of $116,720,155 was as follows:

     Unrealized appreciation        $  527,134
     Unrealized depreciation          (905,853)
                                   ------------

     Net unrealized depreciation    $ (378,719)
                                   ------------
                                   ------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2001 aggregated $83,569,416 and $6,078,031, respectively.